Common Stock (Tables)	12 Months Ended
Dec. 31, 2023
Common Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Schedule of Shares of Common Stock For Future Issuance
The Company has reserved the following shares of common stock for future issuance:

	As of December 31,
	2023	2022
Shares reserved upon the conversion of authorized Series A preferred stock	47,628,788	47,628,788
Shares reserved upon the conversion of authorized Series A1 preferred stock	6,500,000	6,500,000
Shares reserved upon the conversion of authorized Series B preferred stock	54,689,627	54,689,627
Shares reserved for future issuance under the 2017 Stock Incentive Plan	1,167,685	1,669,058
Shares reserved upon the conversion of the convertible notes	29,853,711	—
Shares reserved for stock option exercises	23,165,393	22,997,639
Shares reserved for warrants	377,899	166,371

	163,383,103	133,651,483